BUSINESS ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2024
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS ACQUISITION ASSETS ACQUIRED, AND LIABILITIES ASSUMED

The following table summarizes the purchase price allocation for ZJIOT, and the amounts of the assets acquired, and liabilities assumed which were based on their estimated fair values at the acquisition date:

Cash	$4,116
Accounts receivable, net	260,189
Advances to suppliers	4,252
Other receivables, net	2,532
Property, plant and equipment, net	215,689
Accounts payable	(250,706)
Advances from customers	(8,046)
Accrued payroll and benefits	(10,633)
Other payables and accrued expenses	(8,923)
Total net assets acquired	208,470
Goodwill	58,922
Total purchase price	$267,392